Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Property, Plant and Equipment	Property, Plant and Equipment

(in millions €)	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
Acquisition and production costs
As of January 1, 2024	235.4	344.1	389.5	969.0
Additions	46.2	49.3	192.4	287.9
Disposals	(0.3)	(4.7)	—	(5.0)
Reclassifications	86.6	36.3	(122.9)	—
Currency differences	1.5	2.7	1.6	5.8
As of December 31, 2024	369.4	427.7	460.6	1,257.7
Additions	32.4	25.5	131.3	189.2
Disposals	(0.1)	(9.5)	(0.6)	(10.2)
Reclassifications	143.4	38.5	(181.9)	—
Currency differences	(8.7)	(8.3)	(15.9)	(32.9)
Additions from business combinations	50.0	17.6	85.0	152.6
As of December 31, 2025	586.4	491.5	478.5	1,556.4

(in millions €)	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
Cumulative depreciation and impairment charges
As of January 1, 2024	36.2	175.6	—	211.8
Depreciation	12.3	38.3	4.3	54.9
Impairment	26.0	32.1	—	58.1
Disposals	(0.1)	(4.0)	—	(4.1)
Currency differences	0.4	1.0	0.3	1.7
As of December 31, 2024	74.8	243.0	4.6	322.4
Depreciation	23.8	50.3	—	74.1
Impairment	79.2	12.2	3.1	94.5
Disposals	—	(8.3)	—	(8.3)
Reversal of Impairment	—	(0.5)	—	(0.5)
Currency differences	(2.4)	(3.7)	(0.6)	(6.7)
As of December 31, 2025	175.4	293.0	7.1	475.5

(in millions €)	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
Carrying amount
As of December 31, 2024	294.6	184.7	456.0	935.3
As of December 31, 2025	411.0	198.5	471.4	1,080.9
The additions from business combinations related to the acquisition of CureVac and Biotheus (see Note 5).
During the year ended December 31, 2025, impairment losses amounting €94.5 million were recognized (as of
December 31, 2024: €58.1 million) based on the value in use. These were mainly related to impairment effects on property, plant and equipment from pipeline prioritization outside of Europe equaling the carrying amount
(€57.8 million, recognized as other operating expenses) and to effects on property, plant and equipment from the analysis on CGU External Product Sales JPT (€30.5 million, recognized in cost of sales). The respective recoverable amount of this CGU of €28.3 million as of the year ended December 31, 2025 was based on value in use and was determined at the level of the CGU.
Non-Current Assets by Region
As of December 31, 2025, non-current assets comprised €129.8 million in other intangible assets, goodwill, property, plant and equipment, right-of-use assets and other assets of our subsidiaries incorporated in the United
States (as of December 31, 2024: €177.6 million), €464.2 million in the United Kingdom (as of December 31,
2024: €529.6 million) as well as €168.8 million in China (as of December 31, 2024: €0.6 million), respectively.
The remaining non-current assets of €2,511.5 million (as of December 31, 2024: €1,682.7 million) mainly relate to entities incorporated in Germany.